Investment Portfolio
(UNAUDITED) | 01.31.2022
CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 99.5%	Shares	Value
Aerospace & defense - 0.8%
L3Harris Technologies, Inc.	287,544	$60,180,084
Auto components - 0.9%
Aptiv PLC*	475,627	64,961,136
Beverages - 2.8%
Celsius Holdings, Inc.*	846,788	40,417,191
Constellation Brands, Inc., Class A	435,527	103,546,544
Monster Beverage Corp.*	605,311	52,492,570
Biotechnology - 3.1%
Alnylam Pharmaceuticals, Inc.*	201,572	27,736,307
Exact Sciences Corp.*	268,380	20,493,497
Horizon Therapeutics PLC*	820,758	76,601,344
Mirati Therapeutics, Inc.*	205,283	24,490,262
Moderna, Inc.*	116,290	19,691,386
Seagen, Inc.*	398,459	53,596,720
Building products - 1.5%
Fortune Brands Home & Security, Inc.	1,108,717	104,407,880
Capital markets - 6.9%
LPL Financial Holdings, Inc.	1,096,290	188,912,693
MarketAxess Holdings, Inc.	199,407	68,691,723
Moody's Corp.	220,949	75,785,507
MSCI, Inc.	291,037	156,030,757
Chemicals - 2.7%
Albemarle Corp.	505,903	111,673,028
Corteva, Inc.	1,668,187	80,206,431
Commercial services & supplies - 4.6%
IAA, Inc.*	1,057,789	48,584,249
Ritchie Bros Auctioneers, Inc.	1,641,456	100,063,157
Waste Connections, Inc.	1,471,284	183,469,115
Construction materials - 1.6%
Martin Marietta Materials, Inc.	294,663	114,659,266
Containers & packaging - 1.0%
Ball Corp.	700,106	67,980,293
Distributors - 2.8%
Pool Corp.	423,857	201,861,896
Electrical equipment - 0.5%
Generac Holdings, Inc.*	113,441	32,033,470
Electronic equipment, instruments & components - 2.7%
Cognex Corp.	1,482,358	98,517,513
Keysight Technologies, Inc.*	559,725	94,492,774
Energy equipment & services - 1.7%
Baker Hughes Co.	4,401,458	120,776,007
Entertainment - 1.0%
Take-Two Interactive Software, Inc.*	444,655	72,629,948
Equity real estate investment trusts (REITs) - 1.9%
SBA Communications Corp.	413,625	134,610,120
Health care equipment & supplies - 4.9%
Align Technology, Inc.*	96,806	47,915,098
DexCom, Inc.*	112,601	48,472,479
IDEXX Laboratories, Inc.*	211,177	107,130,092
Insulet Corp.*	183,441	45,493,368
Masimo Corp.*	186,512	41,008,393
ResMed, Inc.	256,858	58,717,739
Health care providers & services - 2.5%
Amedisys, Inc.*	176,537	23,850,149
Laboratory Corp. of America Holdings*	144,428	39,191,982
McKesson Corp.	263,432	67,628,263
Molina Healthcare, Inc.*	175,636	51,018,745
Health care technology - 0.5%
Veeva Systems, Inc., Class A*	162,239	38,376,013
Hotels, restaurants & leisure - 4.2%
Caesars Entertainment, Inc.*	1,116,776	85,031,325
Chipotle Mexican Grill, Inc.*	70,317	104,461,529
Planet Fitness, Inc., Class A*	854,735	75,763,710
Vail Resorts, Inc.	118,858	32,935,552
Interactive media & services - 1.2%
Bumble, Inc., Class A*	826,159	24,379,952
Pinterest, Inc., Class A*	2,140,669	63,278,176
IT services - 3.2%
FleetCor Technologies, Inc.*	473,581	112,835,409
Global Payments, Inc.	449,830	67,420,520
Shopify, Inc., Class A*	49,927	48,141,611
Life sciences tools & services - 5.5%
Agilent Technologies, Inc.	417,143	58,116,363
Avantor, Inc.*	2,252,287	84,077,874
Bio-Techne Corp.	93,967	35,370,118
Charles River Laboratories International, Inc.*	230,359	75,963,184
Repligen Corp.*	215,045	42,652,025
West Pharmaceutical Services, Inc.	243,915	95,912,256
Machinery - 1.1%
Westinghouse Air Brake Technologies Corp.	905,909	80,535,310
Pharmaceuticals - 1.1%
Zoetis, Inc.	382,676	76,454,838
Professional services - 2.8%
Booz Allen Hamilton Holding Corp.	665,315	51,049,620
Clarivate PLC*	2,059,050	33,891,963
TransUnion	1,135,885	117,132,461
Road & rail - 1.5%
Old Dominion Freight Line, Inc.	365,439	110,336,997
Semiconductors & semiconductor equipment - 6.5%
Advanced Micro Devices, Inc.*	572,475	65,405,269
Enphase Energy, Inc.*	379,301	53,280,411
Marvell Technology, Inc.	1,712,605	122,279,997
Microchip Technology, Inc.	907,527	70,315,192
Monolithic Power Systems, Inc.	162,559	65,499,898
Xilinx, Inc.	446,916	86,500,592
Software - 19.6%
Anaplan, Inc.*	1,267,652	61,202,239
Bill.com Holdings, Inc.*	162,270	30,540,837
Coupa Software, Inc.*	195,830	26,294,094
Crowdstrike Holdings, Inc., Class A*	944,784	170,665,782
DocuSign, Inc.*	589,852	74,185,686
Elastic N.V.*	503,289	46,931,699
Fair Isaac Corp.*	92,712	45,891,513
Five9, Inc.*	530,893	66,733,250
PTC, Inc.*	488,340	56,774,408
Qualtrics International, Inc., Class A*	1,592,597	46,615,314
RingCentral, Inc., Class A*	539,261	95,174,174
ServiceNow, Inc.*	100,622	58,942,355
Splunk, Inc.*	698,684	86,580,921
Synopsys, Inc.*	688,709	213,844,145
Tyler Technologies, Inc.*	340,370	161,267,306
UiPath, Inc., Class A*	1,055,171	38,545,397
Workday, Inc., Class A*	228,683	57,859,086
Zendesk, Inc.*	614,948	60,578,527
Specialty retail - 4.6%
AutoZone, Inc.*	63,753	126,635,772
Burlington Stores, Inc.*	169,583	40,179,300
Floor & Decor Holdings, Inc., Class A*	719,154	78,186,423
Ulta Beauty, Inc.*	238,575	86,779,270
Textiles, apparel & luxury goods - 0.8%
Lululemon Athletica, Inc.*	180,120	60,116,851
Trading companies & distributors - 3.0%
United Rentals, Inc.*	302,220	96,746,667
W.W. Grainger, Inc.	235,957	116,824,670
Total common stocks (cost $4,480,755,790)		7,111,513,027
Total investment portfolio (cost $4,480,755,790) - 99.5%		7,111,513,027
Other assets in excess of liabilities - 0.5%		34,207,992
Total net assets - 100.0%		$7,145,721,019

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.